Employee benefits (Details 5)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Actuarial assumptions [Abstract]
Discount rate	7.30%	6.85%	7.50%
Long-term rate of compensation increase	7.00%	7.00%	7.00%
Expected long term rate of return on plan assets	7.00%	7.00%	8.00%
Average future working life time (Years)	4.38	4.39	4.40